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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:


   /s/ Willis P. Dobbs              Atlanta, GA USA                    7/22/2005
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

     [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-

                                     Page 1

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City Capital, Inc.
FORM 13F
30-Jun-05

                                                                                               Voting Authority
                                                                                               ---------------
                                                                Value Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                Title of class      CUSIP      (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                -------------- --------------- -------- ------- --- ---- ------- --------  ------ ------ ----
3M COMPANY...................      COM       88579Y101           231    3200  SH        Sole               3200
ABERCROMBIE & FITCH CO.......      COM       002896207          6001   87355  SH        Sole              87355
AMERICAN INTL GROUP..........      COM       026874107           744   12800  SH        Sole              12800
BANK OF AMERICA CORP.........      COM       060505104          8072  176978  SH        Sole             176978
BAXTER INTERNATIONAL.........      COM       071813109          5182  139670  SH        Sole             139670
BIOMET INC...................      COM       090613100          2538   73260  SH        Sole              73260
CHEVRON CORPORATION..........      COM       166764100           419    7500  SH        Sole               7500
CHOICEPOINT INC..............      COM       170388102           331    8253  SH        Sole               8253
CITIGROUP INC................      COM       172967101          6798  147048  SH        Sole             147048
COCA COLA CO.................      COM       191216100           412    9863  SH        Sole               9863
CONOCO PHILLIPS..............      COM       20825C104          5955  103590  SH        Sole             103590
DELL INC COM.................      COM       24702R101          2997   75845  SH        Sole              75845
DOMINION RES INC VA..........      COM       25746U109           292    3980  SH        Sole               3980
DUKE ENERGY CORPORATION......      COM       264399106          6917  232671  SH        Sole             232671
GENERAL ELECTRIC CO..........      COM       369604103          8687  250712  SH        Sole             250712
HEALTH MGMT ASSOCIATES INC.-A      COM       421933102          4840  184890  SH        Sole             184890
HOME DEPOT...................      COM       437076102          6203  159465  SH        Sole             159465
INTEL CORP...................      COM       458140100          4830  185353  SH        Sole             185353
INTL BUSINESS MACHINES.......      COM       459200101          5561   74950  SH        Sole              74950
JEFFERSON PILOT CORP.........      COM       475070108          2953   58565  SH        Sole              58565
JOHNSON & JOHNSON............      COM       478160104          7575  116531  SH        Sole             116531
JPMORGAN CHASE & CO..........      COM       46625H100          7053  199691  SH        Sole             199691
LINCARE HOLDINGS INC.........      COM       532791100          3977   97390  SH        Sole              97390
MARRIOTT INTL CL A...........      COM       571903202           266    3900  SH        Sole               3900
MASCO CORP...................      COM       574599106           248    7800  SH        Sole               7800
MERCANTILE BANKSHARE.........      COM       587405101          5004   97110  SH        Sole              97110
MERCK & CO INC...............      COM       589331107          6682  216937  SH        Sole             216937
MICROSOFT....................      COM       594918104          1031   41497  SH        Sole              41497
PEPSICO INC..................      COM       713448108          5972  110739  SH        Sole             110739
PFIZER INC...................      COM       717081103          6912  250624  SH        Sole             250624
PULTE HOMES INC..............      COM       745867101          4141   49155  SH        Sole              49155
SPRINT CORP..................      COM       852061100          6687  266520  SH        Sole             266520
SUNTRUST BANKS INC...........      COM       867914103           469    6493  SH        Sole               6493
TALISMAN ENERGY INC..........      COM       87425E103          4331  115542  SH        Sole             115542
UNILEVER NV..................      COM       904784709           799   12330  SH        Sole              12330
UNITED TECHNOLOGIES CP COM...      COM       913017109           730   14220  SH        Sole              14220
UNITEDHEALTH GROUP INC.......      COM       91324P102           356    6830  SH        Sole               6830
UNUMPROVIDENT CORP...........      COM       91529Y106          5708  311585  SH        Sole             311585
WAL MART STORES INC..........      COM       931142103          6072  125980  SH        Sole             125980
HONDA MOTOR CO LTD--SPONS ADR      ADR       438128308          5584  226910  SH        Sole             226910
NOKIA CORP ADR A.............      ADR       654902204          7848  471645  SH        Sole             471645
PETROLEO BRASILEIRO S.A.-ADR.      ADR       71654V408          4738   90880  SH        Sole              90880
REPORT SUMMARY...............                42 DATA RECORDS  172148          0   OTHER MANAGERS ON WHOSE BEHALF
                                                                                  REPORT IS FILED

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